United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385
(Investment Company Act File Number)

Federated Stock Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 1/31/09

Item 1.                      Schedule of Investments

Federated Stock Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS—95.7%
		Consumer Discretionary— 4.6%
112,600		Macy's, Inc.	$1,007,770
197,320		Mattel, Inc.	2,799,971
293,800		Regal Entertainment Group	2,949,752
175,900		Walt Disney Co.	3,637,612
		TOTAL	10,395,105
		Consumer Staples— 15.0%
172,180		Altria Group, Inc.	2,847,857
65,900		Coca-Cola Femsa SA, ADR	2,489,702
136,005		H.J. Heinz Co.	4,964,183
101,235		Kimberly-Clark Corp.	5,210,565
167,145		Kraft Foods, Inc., Class A	4,688,417
125,800		Kroger Co.	2,830,500
51,280		Philip Morris International, Inc.	1,905,052
83,600		Reynolds American, Inc.	3,191,848
126,400		Wal-Mart Stores, Inc.	5,955,968
		TOTAL	34,084,092
		Energy— 11.6%
117,438		Chevron Corp.	8,281,728
136,490		Exxon Mobil Corp.	10,438,755
53,200		Hess Corp.	2,958,452
87,700		Occidental Petroleum Corp.	4,784,035
		TOTAL	26,462,970
		Financials— 16.6%
79,890		Ace Ltd.	3,487,997
133,200		Aflac, Inc.	3,091,572
101,100		AON Corp.	3,745,755
178,080		Bank of America Corp.	1,171,766
296,870		BB&T Corp.	5,875,057
277,970		JPMorgan Chase & Co.	7,091,016
199,900		Loews Corp.	4,877,560
201,685		U.S. Bancorp	2,993,005
283,275		Wells Fargo & Co.	5,353,898
		TOTAL	37,687,626
		Health Care— 14.2%
104,200		Abbott Laboratories	5,776,848
248,900		Bristol-Myers Squibb Co.	5,328,949
159,222		Covidien Ltd.	6,104,571
139,450		Johnson & Johnson	8,044,871
285,405		Pfizer, Inc.	4,161,205
68,600		Wyeth	2,947,742
		TOTAL	32,364,186
		Industrials— 8.6%
67,200		3M Co.	3,614,688
290,150		General Electric Co.	3,519,520
91,600		Illinois Tool Works, Inc.	2,991,656
78,000		Lockheed Martin Corp.	6,399,119
62,380		Northrop Grumman Corp.	3,001,726
		TOTAL	19,526,709
		Information Technology— 7.5%
35,080	[1]	Fiserv, Inc.	1,113,790
206,600		Hewlett-Packard Co.	7,179,350
59,400		IBM Corp.	5,444,010
101,600		Intel Corp.	1,310,640
123,620	[1]	Oracle Corp.	2,080,525
		TOTAL	17,128,315
		Materials— 1.2%
71,700		PPG Industries, Inc.	2,694,486
		Telecommunication Services— 11.1%
379,000		AT&T, Inc.	9,330,980
93,445		CenturyTel, Inc.	2,536,097
165,605		Embarq Corp.	5,915,411
246,691		Verizon Communications, Inc.	7,368,660
		TOTAL	25,151,148
		Utilities— 5.3%
403,700		Duke Energy Corp.	6,116,055
175,465		Southern Co.	5,869,304
		TOTAL	11,985,359
		TOTAL COMMON STOCKS (IDENTIFIED COST $258,750,983)	217,479,996
		MUTUAL FUND—4.2%
		Financials— 4.2%
9,597,793	[2,3]	Federated Prime Value Obligations Fund, Class IS, 1.76% (AT NET ASSET VALUE)	9,597,793
		TOTAL INVESTMENTS —99.9% (IDENTIFIED COST $268,348,776) [4]	227,077,789
		OTHER ASSETS AND LIABILITIES—NET—0.1%[5]	123,418
		TOTAL NET ASSETS—100%	$227,201,207

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At January 31, 2009, the cost of investments for federal tax purposes was $268,348,776.  The net unrealized depreciation from investments was $41,270,987. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,216,023 and net unrealized depreciation from investments for those securities having an excess of cost over value of $64,487,010.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$227,077,789
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$227,077,789

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Stock Trust

By                      /S/ Richard A. Novak, Principal Financial Officer___

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue, Principal Executive Officer______

J. Christopher Donahue, Principal Executive Officer

Date                      March 23, 2009

By                      /S/ Richard A. Novak, Principal Financial Officer______

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009